Share capital - Additional Information (Details) - Ordinary shares $ in Thousands	Aug. 11, 2025 CAD ($)
Share capital
Effective period of shelf registration statement filings	25 months
Aggregate offering amount allowable under shelf registration statement filings	$ 100,000